Concentration of Credit Risks: (Tables)	12 Months Ended
Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Schedule of revenue from customers as a percentage of total revenue

	Year Ended	Year Ended	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
Lowe’s	22.5%	21.6%	22.0%
Home Depot	26.5%	24.7%	21.8%